JPMorgan Preferred and Income Securities Fund Average Annual Total Returns - R6 Shares [Member]		12 Months Ended	33 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.43%)
ICE BOFA US ALL CAPITAL SECURITIES INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.61%	3.20%
75%ICE BOFA US ALL CAPITAL SECURITIES INDEX/25%BLOOMBERG DEVELOPED MKT. USD CONTINGENT CAPITAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.05%	3.06%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		11.10%	3.95%
Performance Inception Date	Mar. 31, 2022
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.43%	2.44%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	2.70%